Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Software licenses
Disclosure of detailed information about intangible assets [line Items]
Net book value of software acquired through software financing obligations	$ 48.3	$ 41.5